Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reclassification adjustment for realized gains on available-for-sale securities included in net income, net of taxes	$ 263	$ 544
Unrealized holding gains (losses) on securities during the period, net of tax (benefit)	(497)	1,841
Change in funded status of defined benefit plan, net of tax benefits	104	(312)
Amortization of prior service included in net periodic pension expense, net of tax benefits	19	19
Amortization of net loss included in net periodic pension cost, net of taxes	$ 57	$ 30